UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  One Dag Hammarskjold Plaza
          885 Second Avenue, 31st Floor
          New York, NY  10017

13F File Number: 28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer               New York, NY            November 14, 2006

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       12

Form 13F Information Table Value Total:       $357,024
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

(1)  28-10559                   Eagle Capital Partners, LP

---------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

                                                      WITMER ASSET MANAGEMENT
                                                        September 30, 2006
    COLUMN 1                 COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7            COLUMN 8

                              TITLE                  VALUE     SHRS OR  SHS/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER               OF CLASS      CUSIP    (x1000)    PRN AMT  PRN  CALL   DISCRETION   MANAGERS  SOLE    SHARED     NONE
Berkshire Hathaway Inc-Del     CL A      084670108   22,705        237  SH           DEFINED      (1)                   237
Chaparral Steel Co.             COM      159423102   47,505  1,394,742  SH           DEFINED      (1)             1,394,742
Comcast Corp-Special         CL A SPL    20030N200   27,585    749,400  SH           DEFINED      (1)               749,400
Crown Holdings Inc.             COM      228368106    4,369    234,900  SH           DEFINED      (1)               234,900
Deckers Outdoor Corp.           COM      243537107   25,610    541,215  SH           DEFINED      (1)               541,215
Kaiser Aluminum Corp.           COM      483007704   46,168  1,071,216  SH           DEFINED      (1)             1,071,216
Live Nation Inc.                COM      538034109   20,814  1,019,300  SH           DEFINED      (1)             1,019,300
Media General Inc              CL A      584404107   33,488    887,800  SH           DEFINED      (1)               887,800
Mueller Water Products Inc.  COM SER A   624758108   13,977    956,700  SH           DEFINED      (1)               956,700
Texas Industries Inc.           COM      882491103   41,716    801,300  SH           DEFINED      (1)               801,300
USA Mobility Inc.               COM      90341G103   23,745  1,039,614  SH           DEFINED      (1)             1,039,614
Walter Industries Inc.          COM      93317Q105   49,342  1,156,100  SH           DEFINED      (1)             1,156,100




SK 00124 0001 719979